Summary of Significant Accounting Policies (Details) - Schedule of Activity for the Contingent Warrant Liability - Contingent Warrant Liability [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 14,021
Fair value at issuance	25,837	75,431
Reclassification to equity	(129,184)
Change in fair value	91,967	(61,410)
Balance at ending	$ 2,641	$ 14,021